REVISION OF FINANCIAL INFORMATION (Details) - USD ($)	3 Months Ended						9 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Mar. 31, 2023	Mar. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	$ 5,048,065	$ 5,886,961	$ 5,085,301	$ 4,651,352			$ 16,020,327	$ 10,884,737
Cost of Revenue	3,311,967	3,287,489	3,445,860	2,923,143			10,045,316	7,397,914
Gross Profit	1,736,098	2,599,472	1,639,441	1,728,209			5,975,011	3,486,823
Operating Income (Loss)	(493,268)	571,065	(101,802)	(61,121)			(24,005)	(1,093,423)
Net Income (Loss) Attributable to Parent	$ (398,432)	$ 508,668	$ (158,724)	$ (113,899)	$ (507,013)	$ (576,801)	$ (48,488)	$ (1,197,713)
Earnings Per Share, Basic	$ (0.07)	$ 0.09	$ (0.03)	$ (0.02)			$ (0.01)	$ (0.23)
Earnings Per Share, Diluted	$ (0.07)	$ 0.09	$ (0.03)	$ (0.02)			$ (0.01)	$ (0.23)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues		$ 5,886,961	$ 5,085,301
Cost of Revenue		3,161,737	3,360,647
Gross Profit		2,725,224	1,724,654
Operating Income (Loss)		696,817	(16,589)
Net Income (Loss) Attributable to Parent		$ 634,420	$ (73,511)
Earnings Per Share, Basic		$ 0.11	$ (0.01)
Earnings Per Share, Diluted		$ 0.11	$ (0.01)
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues		$ 0	$ 0
Cost of Revenue		125,752	85,213
Gross Profit		(125,752)	(85,213)
Operating Income (Loss)		(125,752)	(85,213)
Net Income (Loss) Attributable to Parent		$ (125,752)	$ (85,213)
Earnings Per Share, Basic		$ (0.02)	$ (0.02)
Earnings Per Share, Diluted		$ (0.02)	$ (0.02)